Annual Total Returns - Consumer Discretionary Portfolio [BarChart] - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Consumer Discretionary Portfolio - Consumer Discretionary Portfolio-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	21.12%
Annual Return 2013	41.03%
Annual Return 2014	10.21%
Annual Return 2015	5.43%
Annual Return 2016	4.35%
Annual Return 2017	22.08%
Annual Return 2018	(0.94%)
Annual Return 2019	27.04%
Annual Return 2020	35.69%
Annual Return 2021	19.15%